Lines of Credit - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2022	Dec. 31, 2020
Credit Facility [Member]
Line of Credit Facility [Line Items]
Available credit facility	€ 700,000,000		€ 700,000,000
Amount outstanding under credit facility	€ 0		€ 0